UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6529
                                                     ---------------------

                             Liberty Funds Trust VI
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3698
                                                           -------------------

                  Date of fiscal year end: July 31, 2003
                                           ------------------

                  Date of reporting period: July 31, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                 Liberty Growth
                                  & Income Fund

                                  Annual Report
                                  July 31, 2003

                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                        POINT. CLICK. LIBERTY EDELIVERY.

 For more information about receiving your shareholder reports electronically, call us at 800-345-6611. To sign up for eDelivery, visit us online at
                             www.libertyfunds.com.

                                 Liberty Growth
                                  & Income Fund

                                  Annual Report
                                  July 31, 2003

                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                        POINT. CLICK. LIBERTY EDELIVERY.

              To sign up for eDelivery, go to www.icsdelivery.com.

PRESIDENT'S MESSAGE

Photo of: Joseph R. Palombo


Dear Shareholder:

Despite the uncertainty that hung over the markets as the economy languished and the nation prepared to go to war in Iraq, the 13-month period covered by this report ended on a high note. Many segments of the stock and bond markets posted positive returns for the period. The economy, though still struggling, has made some progress toward recovery. The major combat phase of the war was declared over. And a new tax law intended to boost consumer spending power and make investing more attractive was passed. The Jobs and Growth Tax Relief Reconciliation Act of 2003 accelerates income tax rate cuts for virtually all Americans and slashes the tax rates on dividends and long-term capital gains.

The government is counting on Americans to turn their good fortune into higher spending. And the financial media has been full of advice on how to take advantage of the new rate structure. As you debate what you will do if the lower tax rate turns into a modest personal windfall, consider strategies that could have a long-term impact on your portfolio. If your take-home pay increases as a result of the tax break and any rebate check you are entitled to receive--and if it's not eaten up by higher state taxes--consider investing at least one third of it. Consider adding it to your retirement account, using it to start an education account for your child, or setting it aside for an emergency. But make a commitment and stick to it. Think of it as found money, because that is what it is. You didn't have it before. But now that you've found it, you can put it to work for a long-term goal.

And, before you take advice from a television pundit or a magazine cover story, talk to your financial advisor. There may be tax-related strategies that make sense for you. But there are no one-size-fits-all solutions. Keep in mind that tax rates change, and many of the provisions of this law are set to expire in just a few short years.

CONSOLIDATION AND A NEW NAME: COLUMBIA

I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

The following report will provide you with more detailed information about fund performance and the strategies used by portfolio managers Scott Davis and Greg Miller. As always, we thank you for investing in Liberty funds and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President


-----------------------
Not FDIC Insured
May Lose Value
No Bank Guarantee
-----------------------

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PERFORMANCE INFORMATION

Value of a $10,000 investment
7/31/93 - 7/31/03



PERFORMANCE OF A $10,000 INVESTMENT 7/31/93-7/31/03 ($)
               without        with
               sales          sales
               charge        charge
-----------------------------------
 Class A       28,692       27,042
-----------------------------------
 Class B       26,617       26,617
-----------------------------------
 Class C       26,627       26,627
-----------------------------------
 Class Z       28,925         n/a
-----------------------------------

Line Chart:
CLASS A SHARES                      CLASS A SHARES                     S&P 500
WITH SALES CHARGE                   WITHOUT SALES CHARGE               INDEX
9425                                10000                              10000
9778.44                             10375                              10379
9923.16                             10528.5                            10299.1
9987.66                             10597                              10512.3
9818.87                             10417.9                            10412.4
10003.5                             10613.8                            10538.4
10209.5                             10832.4                            10896.7
9970.63                             10578.9                            10601.4
9607.7                              10193.9                            10140.2
9624.03                             10211.2                            10270
9739.52                             10333.7                            10437.4
9510.64                             10090.9                            10181.7
9709.41                             10301.8                            10515.7
10140.5                             10759.2                            10945.8
10015.8                             10626.8                            10678.7
10149                               10768.2                            10917.9
9817.12                             10416                              10520.5
9969.29                             10577.5                            10676.2
10218.5                             10841.9                            10952.7
10698.8                             11351.5                            11378.8
10956.6                             11625.1                            11714.4
11196.6                             11879.7                            12058.8
11659                               12370.3                            12540
11873.5                             12597.9                            12830.9
12258.2                             13006.1                            13255.6
12187.1                             12930.6                            13288.8
12607.6                             13376.8                            13849.5
12526.9                             13291.1                            13799.7
12984.1                             13776.3                            14404.1
12910.1                             13697.7                            14682.1
13260                               14069                              15181.3
13473.5                             14295.5                            15322.5
13482.9                             14305.5                            15469.6
13977.7                             14830.5                            15697
14327.2                             15201.2                            16100.4
14110.8                             14971.7                            16161.6
13350.2                             14164.7                            15447.2
13769.5                             14609.5                            15773.2
14373.9                             15250.9                            16659.6
14744.8                             15644.3                            17119.4
15827                               16792.6                            18412
15450.4                             16393                              18047.4
16510.2                             17517.5                            19173.5
16541.6                             17550.8                            19325
15957.7                             16931.2                            18532.7
16923.2                             17955.6                            19637.2
17930.1                             19024                              20837.1
18643.7                             19781.1                            21764.3
20344                               21585.1                            23494.6
19579.1                             20773.5                            22178.9
20673.5                             21934.8                            23392.1
19685.3                             20886.3                            22610.8
20429.4                             21675.8                            23657.7
20885                               22159.2                            24064.6
21100.1                             22387.4                            24329.3
22634.1                             24015                              26083.4
23747.7                             25196.5                            27418.9
23735.8                             25183.9                            27698.6
23125.8                             24536.7                            27222.2
23988.4                             25451.9                            28327.4
23556.6                             24993.8                            28027.1
19747.5                             20952.3                            23977.2
20622.3                             21880.5                            25514.1
22323.7                             23685.6                            27585.9
23701                               25147                              29257.6
25073.3                             26603                              30942.8
25737.8                             27308                              32236.2
24662                               26166.5                            31233.7
25475.8                             27030                              32483
26176.4                             27773.3                            33740.1
25812.5                             27387.3                            32943.9
27340.6                             29008.6                            34765.7
26627                               28251.5                            33684.4
26326.2                             27932.2                            33516
25325.8                             26870.8                            32597.7
26389.4                             27999.4                            34661.1
26677.1                             28304.6                            35364.7
27933.6                             29637.7                            37444.2
26439.1                             28052.1                            35564.5
25415.9                             26966.5                            34892.3
28270.1                             29994.8                            38304.8
28270.1                             29994.8                            37151.8
28080.7                             29793.9                            36390.2
27729.7                             29421.5                            37285.4
27904.4                             29606.8                            36703.7
28939.7                             30705.2                            38983.1
29223.3                             31006.1                            36924.7
30716.6                             32590.5                            36769.7
30891.7                             32776.3                            33872.2
32470.2                             34451.2                            34038.2
32353.3                             34327.2                            35246.5
32039.5                             33994.2                            32035.6
30995                               32886                              30007.7
31608.7                             33537.1                            32336.3
32187.2                             34150.8                            32553
31424.3                             33341.5                            31761.9
32269.7                             34238.4                            31450.7
32037.3                             33991.8                            29485
30912.8                             32798.7                            27105.6
30863.3                             32746.2                            27623.3
32073.2                             34029.9                            29742
32294.5                             34264.7                            30003.7
31771.3                             33709.6                            29565.7
31374.2                             33288.2                            28995
32977.4                             34989.3                            30085.3
31664.9                             33596.7                            28262.1
31645.9                             33576.6                            28055.8
28209.2                             29930.1                            26058.2
25994.7                             27580.6                            24028.3
26210.5                             27809.5                            24184.5
22556.8                             23932.9                            21558
24537.2                             26034.2                            23453
26392.2                             28002.4                            24832
25273.2                             26815.1                            23374.4
24371                               25857.8                            22764.3
22991.6                             24394.2                            22422.8
22899.6                             24296.7                            22640.3
24518.6                             26014.4                            24503.6
26524.2                             28142.4                            25792.5
27150.2                             28806.6                            26122.7
27042                               28691.8                            26582.4


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of dividends and capital gains. The Standard & Poor's (S&P) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks. Unlike mutual funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 7/31/03 (%)
Share class                       A                           B                           C                     Z
Inception                      7/1/92                      7/1/92                      7/1/94                2/7/01
-------------------------------------------------------------------------------------------------------------------
                        without        with         without        with         without         with        without
                         sales         sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
12-month                  4.02         -1.96          3.19         -1.81          3.25           2.25          4.27
-------------------------------------------------------------------------------------------------------------------
13-month                 -3.83         -8.94         -4.53         -7.99         -4.50          -4.50         -3.55
-------------------------------------------------------------------------------------------------------------------
5-year                    2.80          1.59          2.03          1.77          2.03           2.03          2.96
-------------------------------------------------------------------------------------------------------------------
10-year                  11.12         10.46         10.28         10.28         10.29          10.29         11.21
-------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/03 (%)
Share class                       A                           B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                        without        with         without        with         without         with        without
                         sales         sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
12-month                 -3.75         -9.29         -4.50         -9.18         -4.47          -5.40         -3.52
-------------------------------------------------------------------------------------------------------------------
13-month                -13.21        -17.83        -13.87        -17.00        -13.88         -13.88        -13.00
-------------------------------------------------------------------------------------------------------------------
5-year                    2.51          1.30          1.73          1.47          1.72           1.72          2.66
-------------------------------------------------------------------------------------------------------------------
10-year                  11.07         10.41         10.23         10.23         10.23          10.23         11.15
-------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class C and Z share (newer class shares) performance information includes returns of the fund's class B and A shares (older class shares), respectively, as their expense structures more closely resemble those for the newer class shares for periods prior to the inception date of the newer class shares. Total returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between the older class shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different.

TOP 10 HOLDINGS as of 7/31/03 (%)

Citigroup                          5.3
American International
  Group                            3.4
Merck                              2.8
SBC Communications                 2.6
Bank of America                    2.6
Textron                            2.5
Verizon Communications             2.5
Exxon Mobil                        2.4
ConocoPhillips                     2.4
Office Depot                       2.4

Portfolio holdings are calculated as a percentage of net assets. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these holdings in the future.

BOUGHT
--------------------------------------------------------------------------------

We bought Bank of America Corp. (2.6% of net assets), a company with consistent results and trading at 12 times its 2003 estimated earnings per share. We believe its valuation is attractive relative to other regional banks. Its earnings growth is being driven by improving credit quality.

SOLD
--------------------------------------------------------------------------------
We sold Anadarko Petroleum Corp. because we believed the company would not be able to reach its growth target and because the departure of the chief financial officer was a cause for concern.


NET ASSET VALUE PER SHARE as of 7/31/03 ($)
         Class A               14.69
         Class B               13.78
         Class C               13.88
         Class Z               14.71

DISTRIBUTIONS PER SHARE 7/1/02-7/31/03 ($)
         Class A                0.31
         Class B                0.25
         Class C                0.25
         Class Z                0.34



PORTFOLIO MANAGERS' REPORT

The Board of Trustees for Liberty Growth & Income Fund approved the change of the fund's fiscal year end from June 30 to July 31. As a result, this report covers the 13-month period since the last annual report. The next report you will receive will be a report for the six-month period through January 2004.

For the 13-month period that ended July 31, 2003, the class A shares of Liberty Growth & Income Fund returned negative 3.83% without sales charge on an annualized basis. This was lower than the fund's benchmark, the S&P 500 Index, which returned 1.86%, and also less than the 3.53% average return of the fund's peer group, the Lipper Multi-Cap Value Funds Category.1 Poor returns from several large holdings hindered fund performance. However, the fund regained much of its lost ground by the end of the period.

MARKET IMPROVED DURING THE YEAR

The period was characterized by uncertainty in many areas, from fraudulent corporate reporting and a slow economy to fears of terrorism and growing concern over the possibility of war. Stocks traded without a consistent trend until late spring, after the major military battles in Iraq had ended. The market rallied and remained strong into early July. The fund finished the period better than it began, both on an absolute basis, and relative to its benchmarks.

DISAPPOINTING RETURNS FROM SEVERAL
LARGE HOLDINGS

Fund performance was hampered early in the year by its investment in WorldCom, The Williams Companies, Inc. and El Paso Corp., all of which have since been sold. Later in the year, three of the fund's largest holdings also had poor returns: Sara Lee Corp., Safeway, Inc. and ConAgra Foods, Inc. We eliminated our positions in Sara Lee and Safeway, but retained a small holding in ConAgra Foods (1.8% of net assets).2 The number three food company in the world, ConAgra is restructuring to emphasize packaged foods over its



-----------------------

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

2    Holdings are disclosed as of July 31, 2003, and are subject to change.

poultry and beef business. We believe that the company's strong cash flow and dividend give it a good chance for a successful turnaround.

The fund's best performing stock for the period, McDonald's Corp., was just such a turnaround. Its price was depressed during the first quarter, but our research showed that the company was in the process of making improvements in management and menu offerings. By June, investor perception had become favorable, and McDonald's gained strongly during the last four months of the period. During July, we eliminated our position in McDonald's Corp. to realize, what we believed to be, fair value.

FINE TUNING OUR STRATEGY

When fund management changed in April, the new managers carefully evaluated the size and quality of fund holdings and trimmed or sold positions we felt were too large. For example, we took gains and pared back our position in managed health care provider Aetna Inc. (2.1% of net assets). Although this is a stock with good performance, our holding had grown to almost 5% of the fund's portfolio. We also eliminated our investments in AT&T Corp. and Motorola, Inc. Neither company appeared to have the comeback potential the fund seeks to identify. We favored the financial sector, adding U.S. Bancorp and State Street Corp. to the portfolio (1.4% and 0.6% of net assets, respectively). These additions also brought the fund's allocation more in line with the index.

LOOKING AHEAD

We believe the environment will become somewhat more difficult for value stocks because market expectations have risen. Valuation is still important, but we believe that quality will become a bigger factor in determining which companies will succeed. As bottom-up, research-driven managers, we will continue to select the companies we believe have the best prospects under a variety of economic and market conditions.



/s/ Scott L. Davis                  /s/ Gregory M. Miller


Scott L. Davis and Gregory M. Miller have co-managed the Liberty Growth & Income Fund since April 2003. They have been with Columbia Management Advisors, Inc. or its predecessors since 1985. Prior to April 2003, the fund was managed by Scott Schermerhorn.

An investment in the fund offers significant long-term growth potential, but also involves certain risks. The fund may be affected by stock market fluctuations that occur in response to economic and business developments. Changes in interest rates, changes in financial strength of issuers of lower-rated bonds and foreign, political and economic developments also may affect the fund's performance.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.



TOP 5 SECTORS AS OF 7/31/03 (%)

FINANCIALS                        26.2
ENERGY                            13.1
INDUSTRIALS                        9.7
CONSUMER DISCRETIONARY             8.2
HEALTH CARE                        7.9

Sector breakdowns are calculated as a percentage of net assets. Because the fund is actively managed, there is no guarantee the fund will continue to maintain the sector breakdowns listed.

INVESTMENT PORTFOLIO

July 31, 2003

COMMON STOCKS - 93.8%                                      SHARES            VALUE
----------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 8.2%
AUTO COMPONENTS - 1.5%
Delphi Corp.                                            3,446,682   $   28,952,129
                                                                    --------------

HOTELS, RESTAURANTS & LEISURE - 1.0%
Wendy's International, Inc.                               659,600       19,385,644
                                                                    --------------

MEDIA - 3.3%
AOL Time Warner, Inc. (a)                               1,190,300       18,366,329
Interpublic Group
   of Companies, Inc.                                   1,863,200       25,712,160
McGraw-Hill Companies, Inc.                               280,400       17,042,712
                                                                    --------------
                                                                        61,121,201
                                                                    --------------

SPECIALTY RETAIL - 2.4%
Office Depot, Inc. (a)                                  2,669,000       44,305,400
                                                                    --------------


----------------------------------------------------------------------------------
CONSUMER STAPLES - 6.8%
Beverages - 1.5%
PepsiCo, Inc.                                             603,100       27,784,817
                                                                    --------------

FOOD PRODUCTS - 3.0%
ConAgra Foods, Inc.                                     1,535,600       34,597,068
Kraft Foods, Inc., Class A                                785,900       21,855,879
                                                                    --------------
                                                                        56,452,947
                                                                    --------------

HOUSEHOLD PRODUCTS - 1.4%
Clorox Co.                                                204,700        8,881,933
Kimberly-Clark Corp.                                      352,500       17,061,000
                                                                    --------------
                                                                        25,942,933
                                                                    --------------

TOBACCO - 0.9%
Altria Group, Inc.                                        410,020       16,404,900
                                                                    --------------

----------------------------------------------------------------------------------
ENERGY - 13.1%
ENERGY EQUIPMENT & SERVICES - 2.7%
Baker Hughes, Inc.                                        621,500       19,521,315
Halliburton Co.                                         1,369,500       30,361,815
                                                                    --------------
                                                                        49,883,130
                                                                    --------------

OIL & GAS - 10.4%
BP PLC, ADR                                             1,024,910       42,585,011
ConocoPhillips                                            863,968       45,220,085
Exxon Mobil Corp.                                       1,280,330       45,554,142
Marathon Oil Corp.                                      1,341,000       34,517,340
Royal Dutch Petroleum Co.,
   NY Shares                                              631,300       27,512,054
                                                                    --------------
                                                                       195,388,632
                                                                    --------------

----------------------------------------------------------------------------------

                                                           SHARES            VALUE
----------------------------------------------------------------------------------
FINANCIALS - 26.2%
Banks - 7.4%
Bank of America Corp.                                     588,200   $   48,567,674
Bank of New York Co., Inc.                                810,800       24,421,296
Bank One Corp.                                            736,700       29,143,852
Fifth Third Bancorp                                       177,000        9,736,770
U.S. Bancorp                                            1,086,800       26,648,336
                                                                    --------------
                                                                       138,517,928
                                                                    --------------

DIVERSIFIED FINANCIALS - 9.4%
Citigroup, Inc.                                         2,199,900       98,555,520
Freddie Mac                                               517,971       25,302,883
J.P. Morgan Chase & Co.                                 1,169,300       40,983,965
State Street Corp.                                        250,400       11,493,360
                                                                    --------------
                                                                       176,335,728
                                                                    --------------

INSURANCE - 9.4%
Ambac Financial Group, Inc.                               398,700       26,262,369
American International Group, Inc.                        978,900       62,845,380
Berkshire Hathaway, Inc.,
   Class A (a)                                                487       35,068,870
Lincoln National Corp.                                    897,300       33,505,182
MGIC Investment Corp.                                     327,300       18,165,150
Travelers Property Casualty Corp.,
   Class A                                                      1               16
                                                                    --------------
                                                                       175,846,967
                                                                    --------------

----------------------------------------------------------------------------------
HEALTH CARE - 7.9%
Health Care Providers & Services - 2.9%
Aetna, Inc.                                               640,900       39,492,258
McKesson Corp.                                            489,000       15,775,140
                                                                    --------------
                                                                        55,267,398
                                                                    --------------

PHARMACEUTICALS - 5.0%
Bristol-Myers Squibb Co.                                  789,400       20,682,280
Merck & Co., Inc.                                         951,600       52,604,448
Pfizer, Inc.                                              602,820       20,110,075
                                                                    --------------
                                                                        93,396,803
                                                                    --------------

----------------------------------------------------------------------------------
INDUSTRIALS - 9.7%
Aerospace & Defense - 4.4%
General Dynamics Corp.                                    309,100       24,523,994
Honeywell International, Inc.                           1,353,200       38,268,496
Raytheon Co.                                              663,400       20,366,380
                                                                    --------------
                                                                        83,158,870
                                                                    --------------

Commercial Services & Supplies - 1.8%
Waste Management, Inc.                                  1,382,510       33,028,164
                                                                    --------------



See notes to investment portfolio.


                                       4

INVESTMENT PORTFOLIO (CONTINUED)

July 31, 2003

COMMON STOCKS (CONTINUED)                                  SHARES            VALUE
----------------------------------------------------------------------------------
INDUSTRIALS (continued)
Industrial Conglomerates - 2.5%
Textron, Inc.                                           1,092,500   $   47,436,350
                                                                    --------------

MACHINERY - 1.0%
Dover Corp.                                               495,100       18,125,611
                                                                    --------------

----------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 5.4%
COMMUNICATIONS EQUIPMENT - 0.8%
Nokia Oyj, ADR                                          1,037,200       15,869,160
----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
Celestica, Inc. (a)                                     1,100,900       16,876,797
----------------------------------------------------------------------------------

INFORMATION TECHNOLOGY
   CONSULTING & SERVICES - 2.2%
Accenture, Ltd., Class A (a)                              941,600       18,285,872
Electronic Data Systems Corp.                             998,900       22,245,503
                                                                    --------------
                                                                        40,531,375
                                                                    --------------

OFFICE ELECTRONICS - 1.5%
Xerox Corp. (a)                                         2,618,700       28,281,960
                                                                    --------------

SOFTWARE - 0.0%
MicroStrategy, Inc., Class A (a)                               44            1,907
                                                                    --------------

----------------------------------------------------------------------------------
MATERIALS - 3.1%
Chemicals - 1.1%
Air Products & Chemicals, Inc.                            431,600       20,060,768
                                                                    --------------

METALS & MINING - 0.7%
Barrick Gold Corp.                                        731,600       12,524,992
                                                                    --------------

PAPER & FOREST PRODUCTS - 1.3%
Bowater, Inc.                                             396,400       15,269,328
Weyerhaeuser Co.                                          173,800        9,783,202
                                                                    --------------
                                                                        25,052,530
                                                                    --------------

----------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 7.5%
BellSouth Corp.                                         1,733,800       44,159,886
SBC Communications, Inc.                                2,099,700       49,048,992
Verizon Communications, Inc.                            1,343,200       46,823,952
                                                                    --------------
                                                                       140,032,830
                                                                    --------------

----------------------------------------------------------------------------------

                                                           SHARES            VALUE
----------------------------------------------------------------------------------
UTILITIES - 5.9%
ELECTRIC UTILITIES - 4.1%
American Electric Power Co., Inc.                         788,040   $   22,112,402
Consolidated Edison, Inc.                                 650,000       25,811,500
PG&E Corp. (a)                                            587,900       12,610,455
TXU Corp.                                                 838,200       16,906,494
                                                                    --------------
                                                                        77,440,851
                                                                    --------------

MULTI-UTILITIES & UNREGULATED POWER - 1.8%
Duke Energy Corp.                                       1,853,300       32,525,415
                                                                    --------------

TOTAL COMMON STOCKS
   (cost of $1,670,883,834)                                          1,755,934,137
                                                                    --------------

SHORT-TERM
OBLIGATION - 6.1%                                             PAR
----------------------------------------------------------------------------------
Repurchase agreement with
   State Street Bank & Trust Co.,
   dated 07/31/03, due 08/01/03 at
   1.000%, collateralized by a U.S.
   Treasury Bond maturing 05/15/20,
   market value of $116,875,238
   (repurchase proceeds $114,570,182)
   (cost of $114,567,000)                            $114,567,000      114,567,000
                                                                    --------------

TOTAL INVESTMENTS - 99.9%
   (cost of $1,785,450,834)(b)                                       1,870,501,137
                                                                    --------------

OTHER ASSETS & LIABILITIES, NEt - 0.1%                                   1,281,536
----------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $1,871,782,673
                                                                    ==============

NOTES TO INVESTMENT PORTFOLIO:
----------------------------------------------------------------------------------
(a) Non-income producing.
(b) Cost for federal income tax purposes is $1,785,662,569.

           ACRONYM                    NAME
          ---------                  -------
             ADR           American Depositary Receipt

See notes to financial statements.


INVESTMENT PORTFOLIO (CONTINUED)

June 30, 2003
COMMON STOCKS - 93.0%                                      SHARES            VALUE
----------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 8.6%
AUTO COMPONENTS - 1.6%
Delphi Corp.                                            3,446,682   $   29,744,866
                                                                    --------------

HOTELS, RESTAURANTS & LEISURE - 2.6%
McDonald's Corp.                                        2,200,200       48,536,412
                                                                    --------------

MEDIA - 2.3%
AOL Time Warner, Inc. (a)                               1,190,300       19,151,927
Interpublic Group
   of Companies, Inc. (a)                               1,863,200       24,929,616
                                                                    --------------
                                                                        44,081,543
                                                                    --------------

SPECIALTY RETAIL - 2.1%
Office Depot, Inc. (a)                                  2,756,500       39,996,815
                                                                    --------------

----------------------------------------------------------------------------------
CONSUMER STAPLES - 7.1%
Beverages - 1.3%
Coca-Cola, Inc.                                           517,400       24,012,534
                                                                    --------------

FOOD PRODUCTS - 3.8%
ConAgra Foods, Inc.                                     1,977,300       46,664,280
Kraft Foods, Inc., Class A                                785,900       25,581,045
                                                                    --------------
                                                                        72,245,325
                                                                    --------------

HOUSEHOLD PRODUCTS - 1.0%
Kimberly-Clark Corp.                                      352,500       18,379,350
                                                                    --------------

TOBACCO - 1.0%
Altria Group, Inc.                                        410,020       18,631,309
                                                                    --------------

----------------------------------------------------------------------------------
ENERGY - 13.4%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.                                        621,500       20,863,755
Halliburton Co.                                         1,369,500       31,498,500
                                                                    --------------
                                                                        52,362,255
                                                                    --------------

OIL & GAS - 10.7%
BP PLC, ADR                                             1,024,910       43,066,718
ConocoPhillips                                            863,968       47,345,446
Exxon Mobil Corp.                                       1,280,330       45,976,650
Marathon Oil Corp.                                      1,341,000       35,335,350
Royal Dutch Petroleum Co.,
   NY Shares                                              631,300       29,431,206
                                                                    --------------
                                                                       201,155,370
                                                                    --------------

----------------------------------------------------------------------------------


                                                           SHARES            VALUE
----------------------------------------------------------------------------------
FINANCIALS - 24.8%
BANKS - 7.1%
Bank of America Corp.                                     588,200   $   46,485,446
Bank of New York Co., Inc.                                810,800       23,310,500
Bank One Corp.                                            736,700       27,390,506
Fifth Third Bancorp                                       177,000       10,149,180
U.S. Bancorp                                            1,086,800       26,626,600
                                                                    --------------
                                                                       133,962,232
                                                                    --------------

DIVERSIFIED FINANCIALS - 9.0%
Citigroup, Inc.                                         2,199,900       94,155,720
Freddie Mac                                               517,971       26,297,388
J.P. Morgan Chase & Co.                                 1,169,300       39,966,674
State Street Corp.                                        250,400        9,865,760
                                                                    --------------
                                                                       170,285,542
                                                                    --------------

INSURANCE - 8.7%
Ambac Financial Group, Inc.                               398,700       26,413,875
American International Group, Inc.                        978,900       54,015,702
Berkshire Hathaway, Inc.,
   Class A (a)                                                487       35,307,500
Lincoln National Corp.                                    897,300       31,970,799
MGIC Investment Corp.                                     327,300       15,265,272
Travelers Property Casualty Corp.,
   Class A                                                      1               16
                                                                    --------------
                                                                       162,973,164
                                                                    --------------

----------------------------------------------------------------------------------
HEALTH CARE - 8.7%
Health Care Providers & Services - 3.4%
Aetna, Inc.                                               769,900       46,347,980
McKesson Corp.                                            489,000       17,476,860
                                                                    --------------
                                                                        63,824,840
                                                                    --------------

PHARMACEUTICALS - 5.3%
Bristol-Myers Squibb Co.                                  789,400       21,432,210
Merck & Co., Inc.                                         951,600       57,619,380
Pfizer, Inc.                                              602,820       20,586,303
                                                                    --------------
                                                                        99,637,893
                                                                    --------------

----------------------------------------------------------------------------------
INDUSTRIALS - 9.1%
Aerospace & Defense - 4.3%
General Dynamics Corp.                                    309,100       22,409,750
Honeywell International, Inc.                           1,353,200       36,333,420
Raytheon Co.                                              663,400       21,786,056
                                                                    --------------
                                                                        80,529,226
                                                                    --------------

COMMERCIAL SERVICES & SUPPLIES - 1.8%
Waste Management, Inc.                                  1,382,510       33,304,666
                                                                    --------------

INDUSTRIAL CONGLOMERATES - 2.2%
Textron, Inc.                                           1,092,500       42,629,350
                                                                    --------------


See notes to investment portfolio.


                                       6


INVESTMENT PORTFOLIO (CONTINUED)

June 30, 2003

COMMON STOCKS (CONTINUED)                                  SHARES            VALUE
----------------------------------------------------------------------------------
INDUSTRIALS (continued)
MACHINERY - 0.8%
Dover Corp.                                               495,100   $   14,833,196
                                                                    --------------

----------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 3.5%
Electronic Equipment & Instruments - 0.9%
Celestica, Inc. (a)                                     1,100,900       17,350,184
                                                                    --------------

INTERNET TECHNOLOGY
   CONSULTING & SERVICES - 1.1%
Electronic Data Systems Corp.                             998,900       21,426,405
                                                                    --------------

OFFICE ELECTRONICS - 1.5%
Xerox Corp. (a)                                         2,618,700       27,732,033
                                                                    --------------

----------------------------------------------------------------------------------
MATERIALS - 3.4%
Chemicals - 1.0%
Air Products & Chemicals, Inc.                            431,600       17,954,560
                                                                    --------------

Metals & Mining - 1.2%
Barrick Gold Corp.                                      1,229,600       22,009,840
                                                                    --------------

Paper & Forest Products - 1.2%
Bowater, Inc.                                             396,400       14,845,180
Weyerhaeuser Co.                                          173,800        9,385,200
                                                                    --------------
                                                                        24,230,380
                                                                    --------------

----------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 8.1%
DIVERSIFIED TELECOMMUNICATION SERVICES - 8.1%
BellSouth Corp.                                         1,733,800       46,171,094
SBC Communications, Inc.                                2,099,700       53,647,335
Verizon Communications, Inc.                            1,343,200       52,989,240
                                                                    --------------
                                                                       152,807,669
                                                                    --------------

----------------------------------------------------------------------------------
UTILITIES - 6.3%
ELECTRIC UTILITIES - 4.4%
American Electric Power Co., Inc.                         788,040       23,507,233
Consolidated Edison, Inc.                                 650,000       28,132,000
PG&E Corp. (a)                                            587,900       12,434,085
TXU Corp.                                                 838,200       18,817,590
                                                                    --------------
                                                                        82,890,908
                                                                    --------------

MULTI-UTILITIES & UNREGULATED POWER - 1.9%
Duke Energy Corp.                                       1,853,300       36,973,335
                                                                    --------------


TOTAL COMMON STOCKS
   (cost of $1,651,266,253)                                          1,754,501,202
                                                                    --------------


CONVERTIBLE BOND - 0.0%                                       PAR            VALUE
----------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 0.0%
SOFTWARE - 0.0%
MicroStrategy, Inc., Series A
   7.500% 06/24/07
   (cost of $0)                                           $ 1,400   $        1,624
                                                                    --------------

SHORT-TERM
OBLIGATION - 5.3%
Repurchase agreement with
   State Street Bank & Trust Co.,
   dated 06/30/03, due 07/01/03 at
   1.000%, collateralized by U.S.
   Treasury Bonds and Notes with
   various maturities to 08/15/19,
   market value of $102,013,644
   (repurchase proceeds $100,004,778)
   (cost of $100,002,000)                             100,002,000      100,002,000
                                                                    --------------

TOTAL INVESTMENTS - 98.3%
   (cost of $1,751,268,253) (b)                                      1,854,504,826
                                                                    --------------

Other Assets & Liabilities, Net - 1.7%                                  31,978,966
----------------------------------------------------------------------------------
Net Assets - 100.0%                                                 $1,886,483,792
                                                                    ==============

NOTES TO INVESTMENT PORTFOLIO:
----------------------------------------------------------------------------------
(a) Non-income producing.
(b) Cost for federal income tax purposes is $1,751,478,519.

           ACRONYM                    NAME
          ---------                  -------
             ADR           American Depositary Receipt

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
                                                                                          JULY 31,        JUNE 30,
                                                                                            2003            2003
---------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                                   $1,785,450,834  $1,751,268,253
                                                                                       --------------  --------------
Investments, at value                                                                  $1,870,501,137  $1,854,504,826
Cash                                                                                              609             782
Receivable for:
   Investments sold                                                                                --      35,700,769
   Fund shares sold                                                                         2,283,164       3,383,337
   Interest                                                                                     3,182           2,780
   Dividends                                                                                4,764,433       2,647,405
Expense reimbursement due from Advisor                                                          1,263           1,263
Deferred Trustees' compensation plan                                                           31,836          31,836
                                                                                       --------------  --------------
        Total Assets                                                                    1,877,585,624   1,896,272,998
                                                                                       --------------  --------------
LIABILITIES:
Payable for:
   Investments purchased                                                                           --       4,148,172
   Fund shares repurchased                                                                  2,997,047       3,219,512
   Management fee                                                                           1,145,545       1,118,748
   Transfer agent fee                                                                       1,429,379       1,062,041
   Pricing and bookkeeping fees                                                                88,683          81,777
Deferred Trustees' fee                                                                         31,836          31,836
Other liabilities                                                                             110,461         127,120
                                                                                       --------------  --------------
        Total Liabilities                                                                   5,802,951       9,789,206
                                                                                       --------------  --------------
NET ASSETS                                                                             $1,871,782,673  $1,886,483,792
                                                                                       ==============  ==============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                        $2,133,329,617  $2,140,861,124
Undistributed net investment income                                                         7,425,317       4,789,588
Accumulated net realized loss                                                            (354,022,564)   (362,403,493)
Net unrealized appreciation on investments                                                 85,050,303     103,236,573
                                                                                       --------------  --------------
NET ASSETS                                                                             $1,871,782,673  $1,886,483,792
                                                                                       ==============  ==============
CLASS A:
Net assets                                                                             $  628,680,201  $  635,414,890
Shares outstanding                                                                         42,782,596      43,087,778
                                                                                       --------------  --------------
Net asset value per share (a)                                                          $        14.69  $        14.75
                                                                                       ==============  ==============
Maximum offering price per share (Net asset value per share/0.9425) (b)                $        15.59  $        15.65
                                                                                       ==============  ==============
CLASS B:
Net assets                                                                             $  745,122,483  $  752,604,801
Shares outstanding                                                                         54,053,683      54,373,550
                                                                                       --------------  --------------
Net asset value and offering price per share (a)                                       $        13.78  $        13.84
                                                                                       ==============  ==============
CLASS C:
Net assets                                                                             $  113,541,564  $  115,314,488
Shares outstanding                                                                          8,179,231       8,272,640
                                                                                       --------------  --------------
Net asset value and offering price per share (a)                                       $        13.88  $        13.94
                                                                                       ==============  ==============
CLASS Z:
Net assets                                                                             $  384,438,425  $  383,149,613
Shares outstanding                                                                         26,140,038      25,956,346
                                                                                       --------------  --------------
Net asset value, offering and redemption price per share                               $        14.71  $        14.76
                                                                                       ==============  ==============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

STATEMENTS OF OPERATIONS
                                                                                           PERIOD           YEAR
                                                                                            ENDED           ENDED
                                                                                          JULY 31,        JUNE 30,
                                                                                          2003 (a)          2003
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                               $   5,209,266   $  38,688,113
Interest                                                                                       92,357         865,308
                                                                                        -------------   -------------
   Total Investment Income (net of foreign taxes withheld of $80,249 and
     $482,405, respectively)                                                                5,301,623      39,553,421
                                                                                        -------------   -------------
EXPENSES:
Management fee                                                                              1,207,317      13,420,620
Distribution fee:
   Class B                                                                                    479,460       5,535,313
   Class C                                                                                     73,219         851,994
Service fee:
   Class A                                                                                    135,258       1,737,863
   Class B                                                                                    159,820       1,845,104
   Class C                                                                                     24,406         283,998
Transfer agent fee                                                                            554,449       6,549,506
Pricing and bookkeeping fees                                                                   48,567         624,107
Trustees' fee                                                                                   5,140          60,746
Custody fee                                                                                     3,885          53,495
Other expenses                                                                                 49,202         365,985
                                                                                        -------------   -------------
   Total Expenses                                                                           2,740,723      31,328,731
Fees and expenses waived or reimbursed by Advisor                                             (74,829)       (768,944)
Custody earnings credit                                                                            --            (335)
                                                                                        -------------   -------------
   Net Expenses                                                                             2,665,894      30,559,452
                                                                                        -------------   -------------
Net Investment Income                                                                       2,635,729       8,993,969
                                                                                        -------------   -------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                                     8,380,929    (361,181,251)
Net change in unrealized appreciation/depreciation on investments                         (18,186,270)    275,599,753

                                                                                        -------------   -------------
Net Loss                                                                                   (9,805,341)    (85,581,498)
                                                                                        -------------   -------------

Net Decrease in Net Assets from Operations                                               $ (7,169,612) $  (76,587,529)
                                                                                        -------------   -------------

(a)  The Fund has changed its fiscal year end from June 30 to July 31.

See notes to financial statements.


                                       9


STATEMENTS OF CHANGES IN NET ASSETS
                                                                     PERIOD ENDED        YEAR ENDED      YEAR ENDED
                                                                       JULY 31,           JUNE 30,        JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                     2003 (a)             2003            2002
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                $   2,635,729      $   8,993,969   $   4,614,346
Net realized gain (loss) on investments                                  8,380,929       (361,181,251)     39,232,656
Net change in unrealized appreciation/depreciation on investments      (18,186,270)       275,599,753    (286,301,630)
                                                                     -------------      -------------   -------------
Net Decrease from Operations                                            (7,169,612)       (76,587,529)   (242,454,628)
                                                                     -------------      -------------   -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                                      --         (3,173,507)     (3,083,001)
   Class B                                                                      --                 --        (333,608)
   Class C                                                                      --                 --         (37,557)
   Class Z (formerly Class S) (b)                                               --                 --      (2,181,373)
   Class Z (through 07/29/02) (b)                                               --         (1,132,336)       (122,512)
From net realized gains:
   Class A                                                                      --        (13,113,326)    (45,108,951)
   Class B                                                                      --        (14,310,343)    (71,771,631)
   Class C                                                                      --         (2,195,247)     (8,079,873)
   Class Z (formerly Class S) (b)                                               --                 --     (18,494,024)
   Class Z (through 07/29/02) (b)                                               --         (3,001,953)     (1,038,672)
                                                                     -------------      -------------   -------------
Total Distributions Declared to Shareholders                                    --        (36,926,712)   (150,251,202)
                                                                     -------------      -------------   -------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                        10,998,695        275,649,995     476,829,219
   Distributions reinvested                                                     --         12,464,817      44,869,372
   Redemptions                                                         (15,465,282)      (355,987,815)   (123,405,546)
                                                                     -------------      -------------   -------------
      Net Increase (Decrease)                                           (4,466,587)       (67,873,003)    398,293,045
                                                                     -------------      -------------   -------------
Class B:
   Subscriptions                                                         7,719,841        130,400,340     365,068,658
   Distributions reinvested                                                     --         13,082,827      66,398,432
   Redemptions                                                         (12,183,503)      (222,419,817)   (236,139,284)
                                                                     -------------      -------------   -------------
      Net Increase (Decrease)                                           (4,463,662)       (78,936,650)    195,327,806
                                                                     -------------      -------------   -------------
Class C:
   Subscriptions                                                         1,520,993         35,645,799      91,823,294
   Distributions reinvested                                                     --          1,967,464       7,567,694
   Redemptions                                                          (2,834,558)       (42,869,122)    (22,766,049)
                                                                     -------------      -------------   -------------
      Net Increase (Decrease)                                           (1,313,565)        (5,255,859)     76,624,939
                                                                     -------------      -------------   -------------
Class Z (formerly Class S) (b):
   Subscriptions                                                         8,461,262        217,927,301      14,452,660
   Proceeds received in combination with original Class Z                       --          4,557,863              --
   Distributions reinvested                                                     --          3,886,208      19,537,013
   Redemptions                                                          (5,748,955)       (62,646,371)    (54,836,368)
                                                                     -------------      -------------   -------------
      Net Increase (Decrease)                                            2,712,307        163,725,001     (20,846,695)
                                                                     -------------      -------------   -------------

(a)  The Fund has changed its fiscal year end from June 30 to July 31.

(b)  On July 29, 2002, the Fund's existing Class Z shares were combined into the
     Fund's Class S shares, which were subsequently redesignated as Class Z shares.


See notes to financial statements.

                                       10

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     PERIOD ENDED        YEAR ENDED      YEAR ENDED
                                                                       JULY 31,           JUNE 30,        JUNE 30,
                                                                       2003 (a)             2003            2002
---------------------------------------------------------------------------------------------------------------------
Class Z (through 07/29/02) (b):
   Subscriptions                                                    $           --     $      387,731  $    6,298,656
   Proceeds combined into former Class S                                        --         (4,557,863)             --
   Distributions reinvested                                                     --                 --       1,161,184
   Redemptions                                                                  --           (170,835)    (15,512,619)
                                                                    --------------     --------------  --------------
      Net Decrease                                                              --         (4,340,967)     (8,052,779)
                                                                    --------------     --------------  --------------
Net Increase (Decrease) from Share Transactions                         (7,531,507)         7,318,522     641,346,316
                                                                    --------------     --------------  --------------
Total Increase (Decrease) in Net Assets                                (14,701,119)      (106,195,719)    248,640,486
Net Assets:
Beginning of period                                                  1,886,483,792      1,992,679,511   1,744,039,025
                                                                    --------------     --------------  --------------
End of period (undistributed net investment income of $7,425,317,
   $4,789,588 and $814,252, respectively)                           $1,871,782,673     $1,886,483,792  $1,992,679,511
                                                                    ==============     ==============  ==============

CHANGES IN SHARES:
Class A:
   Subscriptions                                                           740,289         19,938,430      26,313,275
   Issued for distributions reinvested                                          --            902,615       2,553,792
   Redemptions                                                          (1,045,471)       (26,325,791)     (6,836,253)
                                                                    --------------     --------------  --------------
      Net Increase (Decrease)                                             (305,182)        (5,484,746)     22,030,814
                                                                    --------------     --------------  --------------
Class B:
   Subscriptions                                                           554,962         10,058,691      21,256,273
   Issued for distributions reinvested                                          --          1,005,610       3,992,812
   Redemptions                                                            (874,829)       (17,345,105)    (13,671,579)
                                                                    --------------     --------------  --------------
      Net Increase (Decrease)                                             (319,867)        (6,280,804)     11,577,506
                                                                    --------------     --------------  --------------
Class C:
   Subscriptions                                                           108,591          2,739,448       5,299,834
   Issued for distributions reinvested                                          --            150,057         452,073
   Redemptions                                                            (202,000)        (3,334,540)     (1,314,188)
                                                                    --------------     --------------  --------------
      Net Increase (Decrease)                                              (93,409)          (445,035)      4,437,719
                                                                    --------------     --------------  --------------
Class Z (formerly Class S) (b):
   Subscriptions                                                           571,033         17,134,572         789,325
   Issued for combination with original Class Z                                 --            336,309              --
   Issued for distributions reinvested                                          --            281,607       1,113,220
   Redemptions                                                            (387,341)        (4,606,424)     (3,005,780)
                                                                    --------------     --------------  --------------
      Net Increase (Decrease)                                              183,692         13,146,064      (1,103,235)
                                                                    --------------     --------------  --------------
Class Z (through 07/29/02) (b):
   Subscriptions                                                                --             26,431         343,742
   Shares combined into former Class S                                          --           (336,309)             --
   Issued for distributions reinvested                                          --                 --          65,641
   Redemptions                                                                  --            (11,978)       (852,601)
                                                                    --------------     --------------  --------------
      Net Decrease                                                              --           (321,856)       (443,218)
                                                                    --------------     --------------  --------------


(a)  The Fund has changed its fiscal year end from June 30 to July 31.

(b)  On July 29, 2002, the Fund's existing Class Z shares were combined into the
     Fund's Class S shares, which were subsequently redesignated as Class Z shares.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2003



NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Growth & Income Fund (the "Fund"), a series of Liberty Funds Trust VI, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-ended management company. The Fund's investment goal is to seek long-term growth and income. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. On July 29, 2002, the Fund's existing Class Z shares were combined into the Fund's Class S shares, which were subsequently redesignated as Class Z shares. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four, or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Effective February 11, 2003, the Board of Trustees had approved a change in the fiscal year end of the Fund from June 30 to July 31. Accordingly, the Fund's 2003 fiscal year ended on July 31, 2003.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES:
All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME:
Interest income is recorded on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

OTHER:
Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses from wash sales, capital loss carryforwards and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended July 31, 2003 and the fiscal year ended June 30, 2003, permanent items identified and reclassified among the components of net assets are as follows:

                  UNDISTRIBUTED   ACCUMULATED
                 NET INVESTMENT    REALIZED      PAID-IN
                     INCOME          LOSS        CAPITAL
----------------------------------------------------------
July 31, 2003         $   --         $  --         $--
June 30, 2003       (712,790)      712,790          --

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid was as follows:

                   PERIOD                YEAR ENDED
                    ENDED                 JUNE 30,
                                 -------------------------
                JULY 31, 2003        2003          2002
----------------------------------------------------------
Distributions
  paid from:
Ordinary income       $--        $ 5,091,397  $ 64,563,669
Long-term
  capital gains        --         31,835,315    85,687,533
                     ----        -----------   -----------
                      $--        $36,926,712  $150,251,202
                     ====        ===========  ============

As of July 31, 2003 and June 30, 2003, the components of distributable earnings on a tax basis were as follows:

                          JULY 31, 2003      JUNE 30, 2003
----------------------------------------------------------
Undistributed
 ordinary income            $ 7,470,086        $ 4,833,681
Unrealized appreciation*     84,838,568        103,026,307

* The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                     JULY 31, 2003
----------------------------------------------------------
              YEAR OF          CAPITAL LOSS
            EXPIRATION         CARRYFORWARD
----------------------------------------------------------
                 2010          $241,549,397
                 2011           112,261,432
                               ------------
                               $353,810,829
                               ============

                     JUNE 30, 2003
----------------------------------------------------------
              YEAR OF          CAPITAL LOSS
            EXPIRATION         CARRYFORWARD
----------------------------------------------------------
                 2011          $241,549,397


Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2003 for federal income tax purposes, post-October losses of $120,643,830 attributable to security transactions, were deferred to July 1, 2003.

NOTE 3. FEES AND COMPENSATION PAID
TO AFFILIATES
On April 1, 2003, Colonial Management Associates Inc. ("Colonial"), the investment advisor and pricing and bookkeeping agent to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

MANAGEMENT FEE:
Columbia is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average daily net assets as follows:

       AVERAGE DAILY NET ASSETS   ANNUAL FEE RATE
       ------------------------   ---------------
       First $1 billion               0.80%
       Over $1 billion                0.70%

Columbia has voluntarily agreed, until further notice, to waive a portion of the 0.70% management fee in excess of $1 billion so that it does not exceed 0.60% annually.

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the period ended July 31, 2003 and the fiscal year ended June 30, 2003, the net asset based fee rates were 0.029% and 0.034%, respectively. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. For the period ended July 31, 2003 and the fiscal year ended June 30, 2003, the Fund has been advised that the Distributor retained CDSC fees as follows:

               FRONT-END
                 SALES         CONTINGENT DEFERRED
                 LOAD             SALES CHARGE
                CLASS A    CLASS A     CLASS B     CLASS C
----------------------------------------------------------
July 31, 2003   $10,401    $  179   $  142,492     $ 1,109
June 30, 2003    13,937     8,798    2,438,732      43,031

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. If applicable, the Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the period ended July 31, 2003 and the fiscal year ended June 30, 2003, there were credits of $0 and $335, respectively.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
During the period ended July 31, 2003 and the fiscal year ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were as follows:

                          PURCHASES          SALES
----------------------------------------------------------
July 31, 2003         $  108,833,139     $   97,645,711
June 30, 2003          1,088,805,116      1,183,769,451

Unrealized appreciation (depreciation) at July 31, 2003 and June 30, 2003, based on cost of investments for federal income tax purposes, was:

                        JULY 31, 2003    JUNE 30, 2003
----------------------------------------------------------
     Gross unrealized
       appreciation       $183,221,402   $195,811,016
     Gross unrealized
       depreciation        (98,382,834)   (92,784,709)
                          ------------   ------------
     Net unrealized
       appreciation       $ 84,838,568   $103,026,307
                          ============   ============

NOTE 5. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 credit facility which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statements of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with similar terms to its existing agreement. For the period ended July 31, 2003 and the fiscal year ended June 30, 2003, the Fund did not borrow under these agreements.


FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:
                                            PERIOD ENDED                          YEAR ENDED JUNE 30,
                                              JULY 31,       ------------------------------------------------------------
CLASS A SHARES                                2003 (a)          2003          2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 14.75        $ 15.67       $ 18.98      $ 20.60      $ 21.84      $ 20.02
                                              -------        -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (b)                        0.02           0.11          0.11         0.12         0.01         0.04
Net realized and unrealized gain (loss)
   on investments                               (0.08)         (0.72)        (1.89)        2.59         0.25         2.65
                                              -------        -------       -------      -------      -------      -------
Total from Investment Operations                (0.06)         (0.61)        (1.78)        2.71         0.26         2.69
                                              -------        -------       -------      -------      -------      -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                         --          (0.06)        (0.10)          --           --           --
From net realized gains                            --          (0.25)        (1.43)       (4.33)       (1.50)       (0.87)
                                              -------        -------       -------      -------      -------      -------
Total Distributions Declared
   to Shareholders                                 --          (0.31)        (1.53)       (4.33)       (1.50)       (0.87)
                                              -------        -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $ 14.69        $ 14.75       $ 15.67      $ 18.98      $ 20.60      $ 21.84
                                              =======        =======       =======      =======      =======      =======
Total return (c)                              (0.41)%(d)(e)  (3.75)%(e)   (10.24)%(e)    13.34%(e)     1.43%(e)    13.97%
                                              =======        =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                    1.36%(g)       1.40%         1.31%        1.32%        1.35%        1.41%
Net investment income (f)                       1.93%(g)       0.83%         0.60%        0.62%        0.06%        0.19%
Waiver/reimbursement                            0.05%(g)       0.04%         0.05%        0.03%        0.10%           --
Portfolio turnover rate                            6%(d)         63%           47%         104%          81%          79%
Net assets, end of period (000's)            $628,680       $635,415      $761,122     $503,647     $309,129     $351,972

(a)  The Fund has changed its fiscal year end from June 30 to July 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.


FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:

                                           PERIOD ENDED                           YEAR ENDED JUNE 30,
                                              JULY 31,       ------------------------------------------------------------
CLASS B SHARES                                2003 (a)          2003          2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 13.84        $ 14.77       $ 18.01      $ 19.88      $ 21.29      $ 19.68
                                              -------        -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (loss) (b)                 0.01           0.01         (0.03)       (0.03)       (0.14)       (0.11)
Net realized and unrealized gain (loss)
   on investments                               (0.07)         (0.69)        (1.77)        2.49         0.23         2.59
                                              -------        -------       -------      -------      -------      -------
Total from Investment Operations                (0.06)         (0.68)        (1.80)        2.46         0.09         2.48
                                              -------        -------       -------      -------      -------      -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                         --             --         (0.01)          --           --           --
From net realized gains                            --          (0.25)        (1.43)       (4.33)       (1.50)       (0.87)
                                              -------        -------       -------      -------      -------      -------
Total Distributions Declared
   to Shareholders                                 --          (0.25)        (1.44)       (4.33)       (1.50)       (0.87)
                                              -------        -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $ 13.78        $ 13.84       $ 14.77      $ 18.01      $ 19.88      $ 21.29
                                              =======        =======       =======      =======      =======      =======
Total return (c)                              (0.43)%(d)(e)  (4.50)%(e)   (10.89)%(e)    12.46%(e)     0.64%(e)    13.12%
                                              =======        =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                    2.11%(g)       2.15%         2.06%        2.07%        2.10%        2.16%
Net investment income (loss) (f)                1.18%(g)       0.07%       (0.15)%      (0.13)%      (0.69)%      (0.56)%
Waiver/reimbursement                            0.05%(g)       0.04%         0.05%        0.03%        0.10%           --
Portfolio turnover rate                            6%(d)         63%           47%         104%          81%          79%
Net assets, end of period (000's)            $745,122       $752,605      $895,904     $883,754     $822,017     $919,542

(a)  The Fund has changed its fiscal year end from June 30 to July 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)  Not annualized.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.


FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:
                                          PERIOD ENDED                             YEAR ENDED JUNE 30,
                                            JULY 31,         ------------------------------------------------------------
CLASS C SHARES                               2003 (a)           2003          2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 13.94        $ 14.87       $ 18.12      $ 19.99      $ 21.39      $ 19.78
                                              -------        -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (loss) (b)                 0.01           0.01         (0.03)       (0.02)       (0.14)       (0.11)
Net realized and unrealized gain (loss)
   on investments                               (0.07)         (0.69)        (1.78)        2.48         0.24         2.59
                                              -------        -------       -------      -------      -------      -------
Total from Investment Operations                (0.06)         (0.68)        (1.81)        2.46         0.10         2.48
                                              -------        -------       -------      -------      -------      -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                         --             --            (0.01)       --           --           --
From net realized gains                            --          (0.25)        (1.43)       (4.33)       (1.50)       (0.87)
                                              -------        -------       -------      -------      -------      -------
Total Distributions Declared
   to Shareholders                                 --          (0.25)        (1.44)       (4.33)       (1.50)       (0.87)
                                              -------        -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $ 13.88        $ 13.94       $ 14.87      $ 18.12      $ 19.99      $ 21.39
                                              =======        =======       =======      =======      =======      =======
Total return (c)                              (0.43)%(d)(e)  (4.47)%(e)   (10.88)%(e)    12.38%(e)     0.68%(e)    13.05%
                                              =======        =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (f)                                    2.11%(g)       2.15%         2.06%        2.06%        2.10%        2.16%
Net investment income (loss) (f)                1.19%(g)       0.08%       (0.15)%      (0.13)%      (0.69)%      (0.56)%
Waiver/reimbursement                            0.05%(g)       0.04%         0.05%        0.03%        0.10%           --
Portfolio turnover rate                            6%(d)         63%           47%         104%          81%          79%
Net assets, end of period (000's)            $113,542       $115,314      $129,661     $ 77,565     $ 29,303     $ 35,317

(a)  The Fund has changed its fiscal year end from June 30 to July 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)  Not annualized.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding throughout each period is as follows:
                                                             PERIOD                                               PERIOD
                                                             ENDED               YEAR ENDED JUNE 30,               ENDED
                                                            JULY 31,         --------------------------          JUNE 30,
CLASS Z SHARES                                              2003 (a)          2003 (b)            2002           2001 (c)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 14.76          $ 15.68          $ 19.00            $ 19.64
                                                             -------          -------          -------            -------
Income from Investment Operations:
Net investment income (d)                                       0.03             0.16             0.16               0.06
Net realized and unrealized loss on investments                (0.08)           (0.74)           (1.88)             (0.70)
                                                             -------          -------          -------            -------
Total from Investment Operations                               (0.05)           (0.58)           (1.72)             (0.64)
                                                             -------          -------          -------            -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                                        --            (0.09)           (0.17)                --
From net realized gains                                           --            (0.25)           (1.43)                --
                                                             -------          -------          -------            -------
Total Distributions Declared to Shareholders                      --            (0.34)           (1.60)                --
                                                             -------          -------          -------            -------
NET ASSET VALUE, END OF PERIOD                               $ 14.71          $ 14.76          $ 15.68            $ 19.00
                                                             =======          =======          =======            =======
Total return (e)(f)                                          (0.34)%(g)       (3.52)%          (9.94)%            (3.26)%(g)
                                                             =======          =======          =======            =======
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                                   1.11%(i)         1.15%            1.06%              1.08%(i)
Net investment income (h)                                      2.18%(i)         1.13%            0.85%              0.86%(i)
Waiver/reimbursement                                           0.05%(i)         0.04%            0.05%              0.03%(i)
Portfolio turnover rate                                           6%(g)           63%              47%               104%
Net assets, end of period (000's)                           $384,438         $383,150         $200,908           $264,425

(a)  The Fund has changed its fiscal year end from June 30 to July 31.
(b)  On July 29, 2002, the Fund's existing Class Z shares were combined into the
     Fund's Class S shares, which were subsequently redesignated as Class Z shares.
(c) Class Z shares were initially offered on February 7, 2001. Per share data and total return reflect activity from that date.
(d) Per share data was calculated using average shares outstanding during the period.
(e)  Total return at net asset value assuming all distributions reinvested.
(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF LIBERTY FUNDS TRUST VI AND
THE SHAREHOLDERS OF LIBERTY GROWTH & INCOME FUND


In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Growth & Income Fund (the "Fund") (a series of Liberty Funds Trust VI) at July 31, 2003 and June 30, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 and June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
September 9, 2003

UNAUDITED INFORMATION

FEDERAL INCOME TAX INFORMATION:

100% of the ordinary income distributed by the Fund, in the year ended June 30, 2003, qualifies for the corporate dividends received deduction.

TRUSTEES AND OFFICERS

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty Funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                                                                       Number of
                                              Year First                                             Portfolios in
                                              Elected or                                             Liberty Funds         Other
                            Position with      Appointed       Principal Occupation(s)              Complex Overseen   Directorships
Name, Address and Age       Liberty Funds     to Office(1)     During Past Five Years                   by Trustee         Held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 47)     Trustee           1996     Executive Vice President - Strategy of United       92           None
P.O. Box 66100                                            Airlines (airline) since December 2002 (formerly
Chicago, IL 60666                                         President of UAL Loyalty Services (airline) from
                                                          September 2001 to December 2002; Executive
                                                          Vice President and Chief Financial Officer of United
                                                          Airlines from March 1993 to September 2001; Senior
                                                          Vice President and Chief Financial Officer of UAL,
                                                          Inc. prior thereto).

Janet Langford Kelly (Age 45)  Trustee           1996     Executive Vice President-Corporate Development      92           None
One Kellogg Square                                        and Administration, General Counsel and Secretary,
Battle Creek, MI 49016                                    Kellogg Company (food manufacturer), since
                                                          September 1999; Senior Vice President, Secretary and
                                                          General Counsel, Sara Lee Corporation (branded,
                                                          packaged, consumer-products manufacturer) from
                                                          January 1995 to September 1999.

Richard W. Lowry (Age 67)      Trustee           1995     Private Investor since August 1987 (formerly        94(4)        None
10701 Charleston Drive                                    Chairman and Chief Executive Officer, U.S. Plywood
Vero Beach, FL 32963                                      Corporation (building products manufacturer)).

Charles R. Nelson (Age 60)     Trustee           1981     Professor of Economics, University of Washington,   107(2)       None
Department of Economics                                   since January 1976; Ford and Louisa Van Voorhis
University of Washington                                  Professor of Political Economy, University of
Seattle, WA 98195                                         Washington, since September 1993; Director,
                                                          Institute for Economic Research, University of
                                                          Washington, since September 2001; Adjunct Professor
                                                          of Statistics, University of Washington, since
                                                          September 1980; Associate Editor, Journal of
                                                          Money Credit and Banking, since September 1993;
                                                          consultant on econometric and statistical matters.

John J. Neuhauser (Age 60)     Trustee           1985     Academic Vice President and Dean of Faculties       94(4,5)  Saucony, Inc.
84 College Road                                           since August 1999, Boston College (formerly Dean,             (athletic
Chestnut Hill, MA 02467-3838                              Boston College School of Management from September            footwear);
                                                          1977 to September 1999.                                       SkillSoft
                                                                                                                          Corp.
                                                                                                                       (E-Learning)

Thomas E. Stitzel (Age 67)     Trustee           1998     Business Consultant since 1999 (formerly Professor  92           None
2208 Tawny Woods Place                                    of Finance from 1975 to 1999 and Dean from 1977
Boise, ID 83706                                           to 1991, College of Business, Boise State
                                                          University); Chartered Financial Analyst.


                                       22

TRUSTEES AND OFFICERS (CONTINUED)

                                                                                                       Number of
                                              Year First                                             Portfolios in
                                              Elected or                                             Liberty Funds         Other
                            Position with      Appointed       Principal Occupation(s)              Complex Overseen   Directorships
Name, Address and Age       Liberty Funds     to Office(1)     During Past Five Years                   by Trustee         Held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES

Thomas C. Theobald (Age 66)    Trustee           1996     Managing Director, William Blair Capital Partners   92           Anixter
27 West Monroe Street, Suite 3500                         (private equity investing) since September 1994              International
Chicago, IL 60606                                         (formerly Chief Executive Officer and Chairman                  (network
                                                          of the Board of Directors, Continental Bank                      support
                                                          Corporation prior thereto).                                     equipment
                                                                                                                       distributor),
                                                                                                                         Jones Lang
                                                                                                                          LaSalle
                                                                                                                        (real estate
                                                                                                                         management
                                                                                                                          services)
                                                                                                                          and MONY
                                                                                                                        Group (life
                                                                                                                         insurance).

Anne-Lee Verville (Age 58)     Trustee           1998     Author and speaker on educational systems needs     92(5)     Chairman of
359 Stickney Hill Road                                    (formerly General Manager, Global Education                    the Board
Hopkinton, NH 03229                                       Industry from 1994 to 1997, and President,                   of Directors,
                                                          Applications Solutions Division from 1991 to 1994,               Enesco
                                                          IBM Corporation (global education and                            Group,
                                                          global applications)).                                     Inc. (designer,
                                                                                                                        importer and
                                                                                                                       distributor
                                                                                                                     of giftware and
                                                                                                                      collectibles).





INTERESTED TRUSTEES
William E. Mayer3 (Age 63)     Trustee           1994     Managing Partner, Park Avenue Equity Partners       94(4)         Lee
399 Park Avenue                                           (private equity) since February 1999 (formerly                Enterprises
Suite 3204                                                Founding Partner, Development Capital LLC                   (print media),
New York, NY 10022                                        from November 1996 to February 1999; Dean and                 WR Hambrecht
                                                          Professor, College of Business and Management,                   + Co.
                                                          University of Maryland from October 1992 to                   (financial
                                                          November 1996).                                                 service
                                                                                                                       provider) and
                                                                                                                        First Health
                                                                                                                       (healthcare).

Joseph R. Palombo3 (Age 50)    Trustee,          2000     Executive Vice President and Chief Operating        94(6)        None
One Financial Center           Chairman of                Officer of Columbia Management Group, Inc. (Columbia
Boston, MA 02111               the Board and              Management) since December 2001 and Director,
                               President                  Executive Vice President and Chief Operating
                                                          Officer of the Advisor since April 2003
                                                          (formerly Chief Operations Officer of Mutual
                                                          Funds, Liberty Financial Companies, Inc. from
                                                          August 2000 to November 2001; Executive
                                                          Vice President of Stein Roe & Farnham
                                                          Incorporated (Stein Roe) from April 1999
                                                          to April 2003; Director of Colonial
                                                          Management Associates, Inc. (Colonial)
                                                          from April 1999 to April 2003; Director of
                                                          Stein Roe from September 2000 to April
                                                          2003) President of Liberty Funds and
                                                          Galaxy Funds since February 2003 (formerly
                                                          Vice President from September 2002 to
                                                          February 2003); Manager of Stein Roe
                                                          Floating Rate Limited Liability Company
                                                          since October 2000; (formerly Vice
                                                          President of the Liberty Funds from April
                                                          1999 to August 2000; Chief Operating
                                                          Officer and Chief Compliance Officer,
                                                          Putnam Mutual Funds from December 1993
                                                          to March 1999).

1    In December, 2000, the boards of each of the Liberty Funds and former Stein
     Roe funds were combined into one board of trustees with common membership.
     The date shown is the earliest date on which a trustee was elected to either the Liberty Funds board or the former Stein Roe funds board.
2    In addition to serving as a disinterested Trustee of the Liberty Funds, Mr.
     Nelson serves as a disinterested Director or Trustee of the Columbia Funds and CMG Funds, currently consisting of 15 funds and 20 funds, respectively, which are advised by the Advisor.
3    Mr. Mayer is an "interested person" (as defined in the Investment Company
     Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht +
     Co. Mr. Palombo is an interested person as an employee of the Advisor.
4 In addition to serving as trustees of Liberty Funds, Messrs. Lowry, Neuhauser and Mayer each serve as a director/trustee of the Liberty
     All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
5    In addition to serving as disinterested trustees of the Liberty Funds, Mr.
     Neuhauser and Ms. Verville serve as disinterested directors of Columbia
     Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
6    In addition to serving as an interested trustee of the Liberty Funds, Mr.
     Palombo serves as an interested director of Columbia Management
     Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

OFFICERS AND TRANSFER AGENT
                                             Year First
                                             Elected or
                           Position with      Appointed
Name, Address and Age      Liberty Funds      to Office     Principal Occupation(s) During Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

Vicki L. Benjamin (Age 41)     Chief             2001       Controller of the Liberty Funds and of the Liberty All-Star Funds since
One Financial Center           Accounting                   May 2002; Chief Accounting Officer of the Liberty Funds and Liberty
Boston, MA 02111               Officer and                  All-Star Funds since June 2001; Controller and Chief Accounting Officer
                               Controller                   of the Galaxy Funds since September 2002 (formerly Vice President,
                                                            Corporate Audit, State Street Bank and Trust Company from May 1998 to
                                                            April 2001; Audit Manager from July 1994 to June 1997; Senior Audit
                                                            Manager from July 1997 to May 1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 39)  Treasurer         2000       Treasurer of the Liberty Funds and of the Liberty All-Star Funds since
One Financial Center                                        December 2000; Vice President of the Advisor since April 2003 (formerly
Boston, MA 02111                                            Controller of the Liberty Funds and of the Liberty All-Star Funds from
                                                            February 1998 to  October 2000); Treasurer of the Galaxy Funds since
                                                            September 2002; Treasurer, Columbia Management Multi-Strategy Hedge
                                                            Fund, LLC since December 2002 (formerly Vice President of Colonial from
                                                            February 1998 to October 2000 and Senior Tax Manager, Coopers & Lybrand,
                                                            LLP from April 1996 to January 1998).




IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Growth & Income Fund is:


Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081


The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Growth & Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.



Annual Report:
Liberty Growth & Income Fund

Liberty Growth & Income Fund  Annual Report, July 31, 2003


Logo: Eagle head

LibertyFunds
A Member of Columbia Management Group

(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA  02111-2621


                                                                 ---------------
                                                                    PRSRT STD
                                                                   U.S. Postage
                                                                      PAID
                                                                  Holliston, MA
                                                                  Permit NO. 20
                                                                 ---------------





                                                779-02/847O-0703 (09/03) 03/2470

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer and principal accounting officer.

(b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) The Registrant's board of directors has determined that independent trustees Douglas A. Hacker and Anne-Lee Verville each qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Liberty Funds Trust VI
            -----------------------------------------------------------

By (Signature and Title)  /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date   September 12, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    September 12, 2003
    -------------------------------------------------------------------

By (Signature and Title)  /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    September 12, 2003
    -------------------------------------------------------------------